Annual Fund Operating Expenses (Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.21%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
Class A5, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.21%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
Class B, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.96%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class C, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.96%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class C5, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.96%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class R, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
Class R5, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	2.46%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
Class Y, Invesco Balanced-Risk Retirement 2040 Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.17%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver and/or Expense Reimbursement	1.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5 and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees or Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.